Property, Plant and Equipment, Net, and Investment Property, Net - Depreciation (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment, Net
Depreciation of the period	$ (17,579,713)	$ (17,730,550)
Discontinued operations
Property, Plant and Equipment, Net
Depreciation of the period	$ (73,473)	$ (884,103)